Annual Report - Financial Statements

T. Rowe Price

Tax-Free
High Yield Fund

February 28, 2002



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                      Year
                     Ended
                   2/28/02     2/28/01     2/29/00     2/28/99     2/28/98

NET ASSET VALUE

Beginning of
period           $   11.56   $   11.21   $   12.53   $   12.66   $   12.12

Investment activities

  Net investment
  income (loss)       0.67        0.67        0.66        0.66        0.69

  Net realized and
  unrealized
  gain (loss)        (0.07)       0.35       (1.32)      (0.07)       0.54

  Total from
  investment
  activities          0.60        1.02       (0.66)       0.59        1.23

Distributions

  Net investment
  income             (0.66)      (0.67)      (0.66)      (0.66)      (0.69)

  Net realized
  gain                  --          --          --       (0.06)         --

  Total
  distributions      (0.66)      (0.67)      (0.66)      (0.72)      (0.69)


NET ASSET VALUE

End of
period         $   11.50   $   11.56   $   11.21   $   12.53   $   12.66
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)           5.28%       9.36%      (5.41)%      4.80%      10.42%


Ratio of total
expenses to average
net assets          0.71%       0.72%       0.71%       0.71%       0.72%

Ratio of net
investment income
(loss) to average
net assets          5.72%       5.89%       5.54%       5.28%       5.59%

Portfolio turnover
rate                32.7%       15.1%       57.4%       38.9%       24.4%

Net assets,
end of period
(in millions)  $   1,110   $   1,095   $   1,080   $   1,357   $   1,242

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
                                                               February 28, 2002

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands

ALABAMA  2.0%

Alexander Special Care Fac. Fin.
Auth., Russell Hosp.
    6.00%, 12/1/22                         $         3,125      $         2,813

Baldwin County Eastern Shore Health Care Auth.
Thomas Hosp.
    5.75%, 4/1/27                                    2,500                2,125
    6.75%, 4/1/21                                    1,450                1,454

Courtland IDB
  Champion Intl.
    5.90%, 2/1/17                                    3,750                3,772
    6.70%, 11/1/29 (triangle)                        1,000                1,046

Mobile, GO
  Capital Improvement Warrants
    Zero Coupon, 8/15/18 (MBIA Insured)              4,550                1,551
    Zero Coupon, 8/15/19 (MBIA Insured)              4,675                1,486
    Zero Coupon, 8/15/20 (MBIA Insured)              4,810                1,425

Rainbow City Special Health Care Fac.,
Regency Pointe
    8.125%, 1/1/21                                   4,140                4,167

Selma IDB, PCR, Int'l. Paper,
6.70%, 2/1/18 (triangle)                             2,000                2,109

Total Alabama (Cost  $21,387)                                            21,948


ALASKA  1.4%

  Alaska HFC
    5.875%, 12/1/24 (MBIA Insured)                   2,505                2,563
    6.10%, 6/1/30                                    4,730                4,968
    6.15%, 6/1/39                                    7,580                7,944

Total Alaska (Cost  $14,463)                                             15,475


ARIZONA  1.4%

Coconino County, PCR, 6.375%,
10/1/36 (triangle)                                   2,555                2,565

Maricopa County IDA, Victoria Housing,
9.50%, 5/1/23                                        4,440                4,556

Peoria IDA
  Sierra Winds
    6.25%, 8/15/14                                   2,040                1,982
    6.25%, 8/15/20                                   3,500                3,338
    6.50%, 8/15/31                                   1,000                  951

Tempe IDA, Friendship Village of Tempe,
6.75%, 12/1/13                             $         1,950      $         1,911

Total Arizona (Cost  $15,002)                                            15,303


ARKANSAS  0.1%

Jefferson County Hosp., 5.85%, 6/1/26                1,500                1,519

Total Arkansas (Cost  $1,481)                                             1,519


CALIFORNIA  5.6%

California HFFA, Casa Colina,
6.125%, 4/1/32                                       2,000                2,034

City of Roseville
  Stoneridge Community Fac.
    6.20%, 9/1/21                                    1,250                1,262
    6.30%, 9/1/31                                    2,500                2,521

East Palo Alto Redev. Agency
  Univ. Circle Gateway
    6.50%, 10/1/19                                   1,000                1,068
    6.625%, 10/1/29                                  1,780                1,894

Foothill / Eastern Transportation Corridor Agency

California Toll Road

    Zero Coupon, 1/1/15
    (Escrowed to Maturity)                           2,500                1,378

     Zero Coupon, 1/1/17
    (Escrowed to Maturity)                          12,265                5,970

    Zero Coupon, 1/1/19
    (Escrowed to Maturity)                          10,000                4,261

   Zero Coupon, 1/1/25
   (Escrowed to Maturity)                            8,000                2,401

    Zero Coupon, 1/1/26
    (Escrowed to Maturity)                          17,500                4,970

    Zero Coupon, 1/1/28
    (Escrowed to Maturity)                          10,000                2,543

    Zero Coupon, 1/1/30
    (Escrowed to Maturity)                          25,000                5,687

Fresno Joint Powers Fin. Auth.,
6.55%, 9/2/12                                        3,000                3,193

Inglewood Redevelopment
    6.125%, 7/1/23                                   2,185                2,228
   6.125%, 7/1/23 (Prerefunded 7/1/03!)              1,255                1,353

Irvine, 5.90%, 9/2/23                                3,000                3,003

Los Angeles County, COP, Marina del Rey,
6.50%, 7/1/08                              $         3,250      $         3,402

Sacramento City Fin. Auth.,
Convention Center, 6.25%, 1/1/30                    10,000                9,927

San Jose, Helzer Courts Apartments,
6.40%, 12/1/41 (triangle)                            3,000                2,916

Total California (Cost  $52,656)                                         62,011


COLORADO  1.1%

Colorado Ed. & Cultural Fac. Auth.
  Charter School
    7.50%, 8/15/21                                   1,000                  987
    7.625%, 8/15/31                                  1,000                  988

Colorado HFA
  Adventist Health System
    6.50%, 11/15/31                                  2,000                2,091
    6.625%, 11/15/26                                   500                  529
    8.70%, 11/1/04 (triangle)                          380                  387

Denver City & County Airport
    5.50%, 11/15/12 (FSA Insured) (triangle)         3,695                3,959

Denver Health & Hosp. Auth., 6.00%, 12/1/31          2,750                2,760

Total Colorado (Cost  $11,476)                                           11,701


CONNECTICUT  1.6%

Connecticut Resources Recovery Auth.
  American Ref-Fuel
    5.50%, 11/15/15 (triangle)                       2,750                2,718

Mashantucket Western Pequot Tribe
  5.50%, 9/1/28                                      5,000                4,704
    (144A), 5.70%, 9/1/12                            1,000                1,019
    (144A), 5.75%, 9/1/18                            1,000                  993
    (144A), 5.75%, 9/1/27                            4,000                3,902

Mohegan Tribe Indians Gaming Auth.
    6.25%, 1/1/21                                    2,500                2,551
    6.25%, 1/1/31                                    2,000                2,034

Total Connecticut (Cost  $17,567)                                        17,921


DELAWARE  0.6%

Delaware Economic Dev. Auth.,
Peninsula Methodist Homes
    8.50%, 5/1/22                          $           330      $           338
    8.50%, 5/1/22 (Prerefunded 5/1/02!)              2,170                2,240

Delaware HFA, Beebe Medical Center,
6.75%, 6/1/14                                        3,975                4,117

Total Delaware (Cost  $6,384)                                             6,695


DISTRICT OF COLUMBIA  2.3%

District of Columbia, GO
  Residual Interest Bond / Inverse Floater
    9.40%, 7/1/06 (FSA Insured) +                    2,375                2,589
    9.65%, 7/1/06 (FSA Insured) +                    7,495                8,577

District of Columbia

  American Geophysical Union, 5.875%, 9/1/23         1,750                1,730

  James F. Oyster Elementary School Pilot
    6.60%, 11/1/15                                   2,270                2,391

  Medlantic Health Care Group
    5.75%, 8/15/26 (MBIA Insured)
    (Escrowed to Maturity)                           6,000                6,206

  Methodist Home of D.C.
    5.50%, 1/1/11                                    1,000                  949
    6.00%, 1/1/20                                    3,920                3,502

Total District of Columbia (Cost  $24,483)                               25,944


FLORIDA  3.1%

Brevard County Tourist Dev.
  Florida Marlins Spring Training Fac.
    6.875%, 3/1/13 (Prerefunded 3/1/03!)             1,520                1,627

Charlotte County IDA, Beverly Enterprises,
10.00%, 6/1/11                                         685                  703

Collier County HFA, Cleveland Clinic Health System
    VRDN (Currently 1.30%)                           1,100                1,100

Collier County IDA, Beverly Enterprises,
10.75%, 3/1/03                                         880                  896

Dade County, Zero Coupon,
2/1/12 (MBIA Insured)                               14,215                8,610

Dade County IDA, Florida Power & Light
    VRDN (Currently 1.30%)                           1,600                1,600

Hernando County IDA, Beverly Enterprises,
10.00%, 9/1/11                                         650                  670

Jacksonville IDR, Beverly Enterprises,
7.00%, 10/1/11                             $         2,110      $         2,245

Lee County IDA, Cypress Cove, 6.375%,
10/1/25                                              2,600                2,350

Orange County HFA
  Westminster Community Care
    6.50%, 4/1/12                                    2,525                2,396
    6.75%, 4/1/34                                    2,695                2,316

Preserve at Wilderness Lake, Community Development
    5.90%, 11/1/06                                   2,000                1,995

Saddlebrook Community Dev. Dist.,
6.25%, 5/1/09                                        3,000                2,995

St. John's County IDA, Vicar's Landing,
6.75%, 2/15/12                                       4,000                4,131

Winter Garden IDA, Beverly Enterprises,
8.75%, 7/1/12                                        1,000                1,035

Total Florida (Cost  $33,932)                                            34,669


GEORGIA  3.0%

Americus & Sumter County Hosp. Auth.
  Magnolia Manor
    6.25%, 5/15/19                                   1,000                  917
    6.375%, 5/15/29                                  3,500                3,146

Athens-Clarke Residential Care Fac. for
the Elderly Auth.
  Wesley Woods of Athens, 6.375%, 10/1/27            2,500                2,194

Atlanta Water & Sewer, VRDN
  (Currently 1.10%) (FSA Insured)                    2,000                2,000

Burke County Dev. Auth., PCR, Georgia Power
    VRDN (Currently 1.30%)                           2,200                2,200

Chatham County Hosp. Auth., Memorial Medical Center
    6.125%, 1/1/24                                   3,250                3,362

Coweta County Residential Care Fac.
for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
    8.25%, 10/1/26                                   3,145                3,351

Municipal Electric Auth. of Georgia,
  6.25%, 1/1/17                                      4,000                4,601

Rockdale County Dev. Auth.
  Solid Waste Disposal, Visy Paper
    7.40%, 1/1/16 (triangle)                         3,790                3,843
    7.50%, 1/1/26 (triangle)                         3,900                3,941

Savannah Economic Dev. Auth.,
College of Art & Design
    6.80%, 10/1/19                                   3,430                3,618

Total Georgia (Cost  $32,805)                                            33,173


HAWAII  0.7%

Hawaii Dept. of Budget & Fin.
  Kapiolani Health Obligation
    6.20%, 7/1/16                          $         2,000      $         2,051
    6.25%, 7/1/21                                    6,000                6,192
Total Hawaii (Cost  $8,038)                                               8,243


IDAHO  0.4%

Idaho HFA, St. Lukes Medical Center
    VRDN (Currently 1.30%) (FSA Insured)               620                  620

Idaho Housing Agency, 7.80%,
1/1/23 (triangle)                                      700                  703

Idaho Student Loan Marketing Assoc.,
6.70%, 10/1/07 (triangle)                            2,500                2,590

Total Idaho (Cost  $3,817)                                                3,913


ILLINOIS  4.9%

Aurora Economic Dev., Dreyer Medical Clinic
    8.75%, 7/1/14                                    3,735                3,856

Chicago, Water Revenue
    5.75%, 11/1/30 (AMBAC Insured)                   1,400                1,561

Chicago O'Hare Int'l. Airport, United Airlines
    6.30%, 5/1/16                                    6,400                3,232

Illinois, GO, 6.00%, 11/1/26 (FGIC Insured)          2,250                2,591

Illinois HFA

  Community Hosp. of Ottawa, 6.85%, 8/15/24          5,275                5,384

  Covenant Retirement Community, 7.60%, 12/1/12      2,665                2,814

  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)           3,300                3,580

  Hinsdale Hosp.
    7.00%, 11/15/19 (Escrowed to Maturity)           5,100                5,533

  Holy Cross Hosp., 6.75%, 3/1/24                    6,650                5,206

  Lutheran Senior Ministries, 7.375%, 8/15/31        4,750                4,781

  Riverside Health Systems, 6.80%, 11/15/20          2,250                2,441

  Riverside Medical Center, 5.75%, 11/15/20          2,620                2,621

  Victory Health Services, 5.375%, 8/15/16           5,105                5,027

Southwestern Illinois Dev. Auth., Anderson Hosp.
    7.00%, 8/15/22 (Prerefunded 8/15/02!)            2,500                2,611

Village of Carol Stream, DuPage County
  Windsor Park Manor
    7.00%, 12/1/13                         $         2,000      $         2,000
    7.20%, 12/1/14                                   1,200                1,210

Total Illinois (Cost  $57,310)                                           54,448

INDIANA  2.7%

Goshen, Greencroft Obligation Group,
5.75%, 8/15/28                                       4,000                3,418

Hammond Sewage & Solid Waste
  American Maize Products, 8.00%,
  12/1/24 (triangle)                                 3,800                3,926

Indiana HFA
  Clarian Health Partners
    5.50%, 2/15/16 (MBIA Insured)                    2,800                2,905

  Depauw Univ., VRDN (Currently 1.30%)               3,000                3,000

Indianapolis Airport Auth.
  IDR, Federal Express, 7.10%,
  1/15/17 (triangle)                                 5,000                5,286

  United Air Lines, 6.50%,
  11/15/31 (triangle)                               12,725                7,380

St. Joseph County Economic Dev.
  Madison Center
    5.45%, 2/15/17                                   3,400                3,256

    5.50%, 2/15/21                                   1,150                1,075

Total Indiana (Cost  $33,793)                                            30,246


IOWA  0.2%

Iowa HFA., Wesley Retirement
Services, 6.25%, 2/1/12                              2,400                2,334

Total Iowa (Cost  $2,400)                                                 2,334

KANSAS  0.6%

Olathe Senior Living Fac., Aberdeen Village,
8.00%, 5/15/30                                       2,000                2,034

Overland Park Dev., 7.375%, 1/1/32                   5,000                5,124

Total Kansas (Cost  $6,871)                                               7,158


KENTUCKY  1.1%

Breckinridge County, Assoc. of Counties Leasing Trust
    VRDN (Currently 1.30%)                           3,100                3,100

Florence Housing Fac., Bluegrass RHF Housing
    7.625%, 5/1/27 (Prerefunded 5/1/07!)   $         2,500      $         2,993

Kenton County Airport Board
  Delta Airlines
    7.50%, 2/1/12 (triangle)                         3,850                3,829
    7.50%, 2/1/20 (triangle)                         2,410                2,386

Total Kentucky (Cost  $11,823)                                           12,308


LOUISIANA  2.7%
Lake Charles Harbor & Terminal Dist. PCR
  Panhandle Eastern, 7.75%, 8/15/22                  5,000                5,260

Louisiana Offshore Terminal Auth. IDR
  Deepwater Port, 7.60%, 9/1/10                      4,050                4,110

Louisiana PFA
  IDR, Beverly Enterprises, 8.25%, 9/1/08 +            980                1,014

  Pendleton Memorial Methodist Hosp.
    5.25%, 6/1/17                                    4,515                3,357
    5.25%, 6/1/28                                    5,780                3,848

Plaquemines Parish IDB, PCR
    Phelps Dodge, 7.25%, 10/1/09                     1,280                1,280

Tobacco Settlement Fin. Corp., 5.875%, 5/15/39       5,500                5,382

West Feliciana Parish PCR
  Entergy Gulf States, 5.65%, 9/1/04                 5,000                5,183

Total Louisiana (Cost  $31,650)                                          29,434


MARYLAND  5.0%

Berlin Hosp., Atlantic General Hosp.,
8.375%, 6/1/04                                       1,800                1,867

Gaithersburg, Asbury Methodist
    VRDN (Currently 1.15%) (MBIA Insured)            6,000                6,000
    5.50%, 1/1/15                                    5,500                5,544

Maryland Energy Fin. Administration,
7.50%, 9/1/15 (triangle)                             6,000                5,996

Maryland CDA, Single Family, 7.25%, 4/1/19              25                   25

Maryland Economic Dev.
  Maryland Golf Course Systems, 8.25%, 6/1/28        4,000                4,011

Maryland HHEFA

  Charlestown Community, VRDN (Currently 1.15%)      6,710                6,710

  Doctor's Community Hosp., 5.50%, 7/1/24            4,000                3,498

  Johns Hopkins Univ., 5.00%, 7/1/32                10,785               10,553

Maryland Ind. Dev. Fin. Auth.
  American Association of Blood Banks
    7.25%, 8/1/13                          $         2,700      $         2,737

Maryland National Capital Park Planning Commission
  Little Bennett Golf Fac.
    8.25%, 10/1/11 (Prerefunded 10/1/02!)            1,625                1,722

Montgomery County Housing Opportunities Commission

  Single Family, 6.10%, 7/1/27                       1,790                1,837

  Strathmore Court at White Flint, 8.75%, 7/1/27     1,985                2,055

Northeast Maryland Waste Disposal Auth. IDR
  Waste Management, 5.00%, 1/1/12 (triangle)         3,250                3,159

Total Maryland (Cost  $54,815)                                           55,714


MASSACHUSETTS  3.5%

Massachusetts, GO
    7.50%, 6/1/04                                    2,750                2,943
  Central Artery, VRDN (Currently 1.35%)             1,600                1,600

Massachusetts Bay Transportation Auth., GO
  General Transportation
    7.00%, 3/1/19                                    2,500                3,097
    7.00%, 3/1/21                                    2,000                2,485

Massachusetts Dev. Fin. Agency

  Beverly Enterprises, 7.375%, 4/1/09                3,300                3,329

  Boston Univ.
    5.375%, 5/15/39                                  3,000                3,053
    5.45%, 5/15/59                                   2,500                2,574

  Ogden Haverhill, 6.70%, 12/1/14 (triangle)         2,250                2,103

Massachusetts HEFA
  Partners Healthcare Systems, 5.75%, 7/1/32         3,600                3,670

Massachusetts Housing Fin. Agency,
6.35%, 6/1/17                                        1,420                1,494

Massachusetts Ind. Fin. Agency

  Bradford College, 5.625%, 11/1/28                  6,000                3,000

  Nevins Home, 7.875%, 7/1/23                        5,025                5,063

  Ogden Haverhill
    5.40%, 12/1/11 (triangle)                        3,600                3,072
    5.60%, 12/1/19 (triangle)                        2,000                1,605

Total Massachusetts (Cost  $40,968)                                      39,088


MICHIGAN  2.1%

Detroit City School Dist., GO
    5.50%, 5/1/21 (FSA Insured)            $         1,000      $         1,049
    6.00%, 5/1/29 (FSA Insured)                      4,000                4,637

Dickinson County Economic Dev., PCR, Int'l. Paper
    5.85%, 10/1/18                                   4,000                4,021

Garden City Hosp. Fin. Auth.
    5.625%, 9/1/10                                   1,265                1,017
    5.75%, 9/1/17                                    1,500                1,101

Michigan Hosp. Fin. Auth., Saratoga Community Hosp.
    8.75%, 6/1/10 (Prerefunded 6/1/02!)              3,017                3,103

Michigan Strategic Fund, IDR

  Waste Management
    5.20%, 4/1/10 (triangle)                         6,500                6,390
    6.625%, 12/1/12 (triangle)                       1,000                1,030

Univ. of Michigan Hosp.

    VRDN (Currently 1.35%)                             400                  400

    VRDN (Currently 1.35%)                             200                  200

Total Michigan (Cost  $22,194)                                           22,948


MINNESOTA  0.5%

Minneapolis, Walker Methodist Senior Services
    6.00%, 11/15/28                                  5,750                4,983

Minneapolis & St. Paul Metropolitan Airports,
Northwest Airlines
    6.50%, 4/1/05 (triangle)                         1,000                  932

Total Minnesota (Cost  $6,706)                                            5,915


MISSISSIPPI  1.6%

Mississippi Business Fin., PCR, Energy Resources
    5.90%, 5/1/22                                   15,675               15,277

Warren County PCR, Int'l. Paper,
6.75%, 8/1/21 (triangle)                             2,000                2,108

Total Mississippi (Cost  $17,221)                                        17,385


MISSOURI  0.6%

Good Shepherd Nursing Home Dist.
  Nursing Home Fac.
    5.45%, 8/15/08                         $         1,025      $         1,009
    5.90%, 8/15/23                                   2,000                1,778

Lee's Summit IDA, John Knox Village,
7.125%, 8/15/12                                      1,375                1,404

Newton County IDA, 7.125%, 11/1/08                   1,085                1,102

St. Louis Airport, 6.00%, 1/1/04                     1,285                1,330

Total Missouri (Cost  $6,754)                                             6,623


MONTANA  0.4%

Montana Board of Housing
    6.00%, 12/1/29 (triangle)                        3,925                4,069
    7.85%, 10/1/04 (FHA Guaranteed)                    290                  298

Total Montana (Cost  $4,215)                                              4,367


NEBRASKA  0.6%

City of Kearney, Great Platte River Road,
6.75%, 1/1/23                                        5,000                  587

Nebraska Investment Fin. Auth.,
6.30%, 9/1/20 (triangle)                             5,430                5,754

Total Nebraska (Cost  $10,313)                                            6,341


NEVADA  1.9%

Clark County IDR
  Nevada Power
    5.50%, 10/1/30                                   3,500                3,139
    5.90%, 11/1/32 (triangle)                       10,000                9,331

  Southwest Gas
    7.30%, 9/1/27                                    3,000                3,079
    7.50%, 9/1/32 (triangle)                         5,000                5,132

Nevada Housing Division
    9.35%, 10/1/02                                      35                   35
    9.45%, 10/1/03 (triangle)                          120                  122
    9.65%, 10/1/02 (triangle)                           45                   45

Total Nevada (Cost  $21,108)                                             20,883


NEW HAMPSHIRE  0.9%

New Hampshire HHEFA

    Catholic Medical Center,
    8.25%, 7/1/13                          $         3,000      $         3,006

    Covenant Health, 6.125%, 7/1/31                  5,000                4,936

    Exeter Hosp., 6.00%, 10/1/24                     2,000                2,047

Total New Hampshire (Cost  $9,839)                                        9,989


NEW JERSEY  3.6%

Camden County Improvement Auth.

  Kaighn Point Marine Terminal
    Zero Coupon, 6/1/27                              4,000                1,400

Gloucester County Improvement Auth., IDR

  Waste Management, 6.85%, 12/1/09                   1,000                1,110

New Jersey Economic Dev. Auth.

  Continental Airlines, 6.25%,
  9/15/19 (triangle)                                11,500                9,619

  Evergreens, 6.00%, 10/1/17                         1,300                1,226

  First Mortgage Presbyterian,
  6.375%, 11/1/31                                    4,200                4,082

  Franciscan Oaks, 5.75%, 10/1/23                    1,775                1,495

  Kapkowski Road Landfill
    6.375%, 4/1/18                                   2,000                2,239
    6.375%, 4/1/31                                   2,000                2,238

Keswick Pines
    5.75%, 1/1/24                                    3,885                3,448
    8.75%, 1/1/24 (Prerefunded 1/1/04!)              5,735                6,513

New Jersey Housing & Mortgage Fin. Agency
    5.20%, 5/1/14 (FSA Insured)                      1,000                1,005

New Jersey Sports & Exposition Auth., Monmouth Park
    8.00%, 1/1/25 (Prerefunded 1/1/05!)              5,250                6,103

Total New Jersey (Cost  $42,432)                                         40,478


NEW YORK  6.6%

Brookhaven IDA, Methodist Retirement Community
    4.375%, 11/1/06                                  3,000                3,012

Dormitory Auth. of the State of New York
  City Univ.
    5.625%, 7/1/16                         $         3,100      $         3,444
    6.00%, 7/1/14                                    2,730                3,134

  Dept. of Health, 5.50%, 7/1/25
    (MBIA Insured)                                   3,500                3,592

  Memorial Sloan Kettering Cancer Center
    VRDN (Currently 1.35%)                             600                  600

  Nyack Hosp., 6.25%, 7/1/13                         1,000                  824

  State Univ. Ed. Fac.
    5.25%, 5/15/13                                   5,000                5,373
    5.25%, 5/15/19                                   5,000                5,261
    5.875%, 5/15/17                                  3,000                3,404

Huntington Housing Auth., Gurwin
Jewish Senior Home
    6.00%, 5/1/39                                    1,140                  971

Metropolitan Transportation Auth.,
5.50%, 7/1/17                                        4,000                4,361

New York City, GO
    5.875%, 3/15/13                                  2,210                2,344
    5.875%, 3/15/13 (Prerefunded 3/15/06!)             540                  613
    6.00%, 2/15/16 (Prerefunded 2/15/05!)              705                  784
    6.20%, 8/1/07 (Prerefunded 8/1/04!)                120                  134
    6.25%, 8/1/09                                    7,000                7,814

New York City IDA, Airis JFK I Project,
5.50%, 7/1/28 (triangle)                             6,000                5,407

New York City Municipal Water Fin.
Auth., Water and Sewer
    5.50%, 6/15/23                                   1,535                1,570

New York State Mortgage Agency,
Homeowner Mortgage
    5.90%, 4/1/27                                    4,000                4,175

Niagara County IDA
  American Ref-Fuel
    5.55%, 11/15/13 (triangle)                       1,000                1,031
    5.55%, 11/15/15                                  2,000                2,029

Oneida County IDA
  St. Elizabeth Medical Center
    5.625%, 12/1/09                                  1,400                1,362
    5.875%, 12/1/29                                  2,750                2,364
    6.00%, 12/1/19                                   2,520                2,278

Suffolk County IDA
  Jefferson Ferry
    7.20%, 11/1/19                         $         1,250      $         1,313
    7.25%, 11/1/28                                   2,000                2,090

Yonkers IDA, Community Dev. Properties,
6.625%, 2/1/26                                       4,000                4,228

Total New York (Cost  $68,368)                                           73,512


NORTH CAROLINA  2.3%

North Carolina Eastern Municipal Power Agency
    5.75%, 1/1/26                                    4,350                4,300
    6.75%, 1/1/26                                   10,125               10,753

North Carolina Medical Care Commission
  Presbyterian Homes
    6.875%, 10/1/21                                  1,450                1,515
    7.00%, 10/1/31                                   4,000                4,181

North Carolina Municipal Power Agency
  Catawba Electric
    5.90%, 1/1/03                                    1,000                1,029
    6.375%, 1/1/13                                   3,000                3,240

Univ. of North Carolina Board of Gov't.,
VRDN (Currently 1.30%)                                 660                  660

Total North Carolina (Cost  $24,551)                                     25,678

NORTH DAKOTA  0.6%

Grand Forks Health Care, Altru Health Systems
    7.125%, 8/15/24                                  2,000                2,134

Mercer County, PCR, Basin Electrical Power
    7.20%, 6/30/13 (AMBAC Insured)                   3,500                4,302

Total North Dakota (Cost  $5,923)                                         6,436


OHIO  3.2%

Akron, Municipal Baseball Stadium, COP,
STEP 6.9%, 12/1/16                                   2,200                2,446

Cleveland Parking Fac.
    8.10%, 9/15/22 (Prerefunded 9/15/02!)           10,000               10,555

Fairfield Economic Dev. Auth., Beverly Enterprises
    8.50%, 1/1/03                                      470                  476

Franklin County, Ohio Presbyterian
Retirement, 7.125%, 7/1/29                             500                  498

Hamilton County Hosp. Fac., Children's
Hosp. Medical Center
    VRDN (Currently 1.12%)                 $         2,000      $         2,000

Montgomery County, Catholic Health Initiatives
    6.00%, 12/1/19                                   3,500                3,682

Montgomery County Hosp., Kettering Medical Center
    6.75%, 4/1/18                                    2,100                2,206

Ohio Air Quality Dev. Auth., PCR,
FirstEnergy, 6.00%, 8/1/20                           2,700                2,744

Ohio Water Dev. Auth.
  Bay Shore Power
    5.375%, 9/1/02 (triangle)                        1,400                1,394

  PCR, FirstEnergy
    6.10%, 8/1/20 (triangle)                         2,600                2,640
    7.70%, 8/1/25                                    2,800                3,059
    8.00%, 10/1/23 (triangle)                        3,700                4,022

Total Ohio (Cost  $33,898)                                               35,722


OKLAHOMA  1.3%

Jackson County Memorial Hosp. Auth.,
7.30%, 8/1/15                                        4,300                4,149

Oklahoma Dev. Fin. Auth.

  Hillcrest Healthcare, 5.625%, 8/15/29              5,000                3,684
  Inverness Village, 8.00%, 2/1/32                   4,900                4,786

Tulsa Municipal Airport Trust IDR, American Airlines
    6.25%, 6/1/20                                    2,750                2,235

Total Oklahoma (Cost  $15,185)                                           14,854


OREGON  1.0%

Oregon, Dept. of Administrative Services
  COP, 5.25%, 11/1/20 (MBIA Insured)                10,000               10,253

Western Generation Agency, Wauna Cogeneration
    7.25%, 1/1/09 (triangle)                         1,300                1,323

Total Oregon (Cost  $11,533)                                             11,576


PENNSYLVANIA  6.3%

Allegheny County Hosp. Dev. Auth.

  St. Francis Medical Center, 9.25%, 11/15/30        4,000                4,240

  West Penn Allegheny Health System,
  9.25%, 11/15/22                                    2,000                2,133

Beaver County IDA, PCR
  FirstEnergy
    4.85%, 6/1/04                          $         1,800      $         1,844
    7.625%, 5/1/25                                   2,400                2,605
    7.75%, 5/1/20                                    2,000                2,198

Berks County IDA, Lutheran Home at Topton
    6.875%, 1/1/23 (AMBAC Insured)                   5,310                5,501

Blair County IDA, Village at Penn State,
7.00%, 1/1/34                                        1,125                1,114

Bucks County IDA, Chandler Hall
    6.20%, 5/1/19                                    1,275                1,162
    6.30%, 5/1/29                                    8,475                7,496

Delaware County IDA, 6.20%, 7/1/19                   3,405                3,496

Lancaster County Hosp. Auth., St. Anne's Home
    6.60%, 4/1/24                                    3,200                3,120

Montgomery County HHEFA

  Brittany Pointe, 8.50%, 1/1/22
  (Prerefunded 1/1/03!)                              2,500                2,694

  Philadelphia Geriatric Center
    7.00%, 12/1/12                                   3,360                3,480
    7.25%, 12/1/19                                   2,500                2,526
    7.375%, 12/1/33 (Prerefunded 12/1/04!)           1,900                2,155

  Redeemer Long Term Care
    8.00%, 6/1/22 (Prerefunded 6/1/02!)              5,755                5,906
    8.20%, 6/1/06 (Prerefunded 6/1/02!)                565                  580

Philadelphia Auth. for Ind. Dev.

  Pauls Run Retirement Community
    5.85%, 5/15/13                                   1,165                1,134
    5.875%, 5/15/28                                  3,400                3,055

Philadelphia Gas Works, 6.375%, 7/1/14               3,025                3,090

Philadelphia HHEFA, Children's Hosp.
    VRDN (Currently 1.30%)                           1,200                1,200

West Shore Area Auth., Holy Spirit Hosp.,
6.25%, 1/1/32                                        3,750                3,740

Westmoreland County IDA, Health Care Fac. Redstone
    8.00%, 11/15/23                                  5,000                5,222

Total Pennsylvania (Cost  $67,651)                                       69,691


PUERTO RICO  0.5%

Puerto Rico Highway & Transportation
Auth., 5.50%, 7/1/18                                 5,000                5,186

Total Puerto Rico (Cost  $5,246)                                          5,186


RHODE ISLAND  0.5%

Rhode Island Housing & Mortgage Fin.

  Homeownership Opportunity
    6.70%, 10/1/14                         $         5,000      $         5,221

  Residual Interest Bond / Inverse Floater
    12.57%, 4/1/24 (triangle)                          650                  675

Total Rhode Island (Cost  $5,650)                                         5,896


SOUTH CAROLINA 3.4%

Connector 2000 Assoc.
  Greenville Toll Road
    Zero Coupon, 1/1/08                              2,600                1,422
    Zero Coupon, 1/1/10                              2,900                1,290
    Zero Coupon, 1/1/20                              7,500                2,248
    Zero Coupon, 1/1/21                              7,100                1,960
    Zero Coupon, 1/1/24                              8,500                1,887
    Zero Coupon, 1/1/26                              6,700                1,270
    Zero Coupon, 1/1/31                             21,100                1,620

Georgetown County, PCR, Int'l. Paper,
6.25%, 9/1/23 (triangle)                             2,000                2,027

Piedmont Municipal Power Agency
    5.25%, 1/1/21                                    1,000                  907
    5.75%, 1/1/24                                    5,000                4,831

Richland County PCR, Union Camp
    6.55%, 11/1/20                                     500                  512
    6.625%, 5/1/22                                   3,405                3,466

South Carolina Jobs Economic Dev. Auth.
  Lutheran Homes, 6.625%, 5/1/20                     5,500                5,513
  Myrtle Beach Convention, 6.625%, 4/1/36            3,100                3,102

South Carolina Public Service Auth.
    5.875%, 1/1/23 (FGIC Insured)                    5,000                5,268

Total South Carolina (Cost  $41,670)                                     37,323


SOUTH DAKOTA  0.2%

South Dakota HDA, 6.65%, 5/1/14                      1,975                2,047

Total South Dakota (Cost  $1,975)                                         2,047


TENNESSEE  1.0%

Maury County, IDR, Occidental Petroleum,
6.25%, 8/1/18 (triangle)                   $         3,600      $         3,674

Metropolitan Nashville & Davidson Counties

    Mur-Ci Homes, 7.75%, 12/1/26                     4,455                4,261
  GO, VRDN (Currently 1.24%) (FGIC Insured)          2,665                2,665

Sevier County Public Building Auth.,
GO, Public Improvement

    VRDN (Currently 1.30%) (FSA Insured)               400                  400

Total Tennessee (Cost  $11,000)                                          11,000


TEXAS  10.0%

Abilene Health Fac. Dev.
  Sears Methodist Retirement
    5.875%, 11/15/18                                 4,750                4,216
    5.90%, 11/15/25                                  2,750                2,360
    6.00%, 11/15/29                                  3,500                3,002

Alliance Airport Auth. IDR, American Airlines,
7.00%, 12/1/11 (triangle)                            1,820                1,658

Amarillo Health Fac. Dev., Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)            4,800                5,817

Bell County Health Fac. Dev., King's Daughter Hosp.
    9.25%, 7/1/08                                    2,205                2,239

Brazos River Auth., PCR
  Reliant Energy, 6.375%, 4/1/12 (MBIA Insured)     10,000               10,470
  TXU Electric, 5.75%, 11/1/11 (triangle)            3,375                3,412

Denison Hosp. Auth.
  Texoma Medical Center
    6.125%, 8/15/27                                  2,230                1,961
    7.10%, 8/15/24                                   5,005                4,972
    7.10%, 8/15/24 (Prerefunded 8/15/04!)            1,245                1,400

Gainesville IDC
  Cinncinati Milacron, 8.90%, 5/15/11 (triangle)     2,515                2,593

Harris County Health Fac. Dev.
  Memorial Hosp.
    6.375%, 6/1/29                                   5,250                5,493
    7.125%, 6/1/15 (Prerefunded 6/1/02!)             5,000                5,216

  Methodist Hosp., VRDN (Currently 1.30%)            1,600                1,600

  Texas Childrens Hosp.
    VRDN (Currently 1.30%) (MBIA Insured)            5,600                5,600

  Houston
    Zero Coupon, 9/1/24 (AMBAC Insured)    $        18,980      $         5,535
    6.40%, 6/1/27                                    4,250                4,520

Houston Airport IDR
  Continental Airlines
    6.125%, 7/15/27 (triangle)                       4,500                3,375
    6.75%, 7/1/29 (triangle)                         6,800                5,543

Houston Water & Sewer, 5.75%,
12/1/16 (AMBAC Insured)                              1,750                1,858

Matagorda County Navigation Dist., Reliant Energy
    5.20%, 11/1/02                                   3,000                3,058

Sabine River Auth., PCR, 5.50%, 11/1/11              2,925                2,938

San Antonio Health Fac. Dev., 8.25%, 12/1/19         1,000                1,026

Texas Affordable Housing 7.25%, 10/1/31              4,000                4,008

Tomball Hosp. Auth.
  Tomball Regional Hosp.
    6.00%, 7/1/19                                    2,000                1,962
    6.00%, 7/1/25                                    3,750                3,599
    6.10%, 7/1/08                                    5,000                5,121

Tyler Health Fac. Dev.
  Mother Frances Hosp.
    5.40%, 7/1/08                                    1,315                1,313
    5.625%, 7/1/13                                   4,960                4,957

Total Texas (Cost  $110,203)                                            110,822


UTAH  0.1%

Tooele County PCR, Safety-Kleen, 7.55%,
7/1/27 * (triangle)                                  2,000                    3

Utah Housing Fin. Agency

    7.50%, 7/1/05                                      210                  217
    7.60%, 7/1/05                                      165                  168
    7.75%, 7/1/05                                      195                  199
    7.75%, 1/1/23 (triangle)                            10                   10
    8.55%, 7/1/04                                       40                   41
    8.65%, 7/1/04                                       75                   76
    9.60%, 7/1/02 (triangle)                             5                    5
    9.75%, 7/1/02                                        5                    5
    9.85%, 7/1/02 (triangle)                            10                   10

Total Utah (Cost  $2,715)                                                   734


VERMONT  0.1%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    6.25%, 9/1/23 (FGIC Insured)           $         1,400      $         1,496

Total Vermont (Cost  $1,400)                                              1,496


VIRGINIA  1.8%

Arlington County IDA, Arlington Health Systems
    5.50%, 7/1/10                                    3,375                3,612

Chesterfield County IDA, Bon Secours Health System
    5.70%, 11/15/03                                  6,000                6,275

Norfolk Port & Ind. Auth. IDR, Henson Aviation
    9.625%, 8/1/12 (triangle)                          530                  548

Pocahontas Parkway Assoc.
    Zero Coupon, 8/15/10                             3,600                1,502
    Zero Coupon, 8/15/13                             2,800                  857
    Zero Coupon, 8/15/14                             3,100                  856
    Zero Coupon, 8/15/15                             3,200                  796
    Zero Coupon, 8/15/17                             2,095                  424
    Zero Coupon, 8/15/19                             2,000                  329
    Zero Coupon, 8/15/22                             4,600                  556
    Zero Coupon, 8/15/23                             4,700                  512

Richmond Metropolitan Auth.
  Expressway Funding
    5.25%, 7/15/17 (FGIC Insured)                    1,190                1,266
    5.25%, 7/15/22 (FGIC Insured)                    1,185                1,235

Roanoke IDA
  Carilion Health System
    VRDN (Currently 1.30%)                           1,000                1,000

Total Virginia (Cost  $24,293)                                           19,768


WASHINGTON  2.5%

Port of Seattle IDR, Northwest Airlines,
7.25%, 4/1/30 (triangle)                             6,000                4,931

Snohomish County Housing Auth.
  Millwood Estates
    5.50%, 6/1/29                                    3,750                3,636
    6.25%, 6/1/29                                      680                  668

Washington, GO
    VRDN (Currently 1.24%)                 $         4,100      $         4,100
    5.70%, 10/1/15                                   7,500                8,399

Washington Public Power Supply System
    Zero Coupon, 7/1/14 (FSA Insured)                6,400                3,522
    VRDN (Currently 1.24%) (MBIA Insured)            2,230                2,230

Total Washington (Cost  $26,739)                                         27,486


WEST VIRGINIA  0.5%

West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
    6.75%, 9/1/22                                    5,000                5,402

Total West Virginia (Cost  $4,923)                                        5,402


WISCONSIN  0.8%

Oconto Falls CDA, Oconto Falls Tissue,
7.75%, 12/1/22 (triangle)                            2,800                2,240

Wisconsin HEFA
  Agnesian Healthcare, 6.00%, 7/1/30                 1,000                1,007
  National Regency of New Berlin, 8.00%, 8/15/25     5,865                6,138

Total Wisconsin (Cost  $9,504)                                            9,385


WYOMING  1.0%

Sweetwater County Solid Waste Disposal PCR
  FMC Corp.
  6.90%, 9/1/24 (triangle)                           5,000                5,017
  7.00%, 6/1/24 (triangle)                           2,785                2,814

Wyoming CDA
  5.70%, 12/1/35                                     2,700                2,765
  6.70%, 6/1/17                                        405                  409

Total Wyoming (Cost  $10,449)                                            11,005


PREFERRED SHARES 0.6%

MuniMae TE Bond Subsidiary (Series A), Cum. Pfd. shares
(144A), 6.875%, 6/30/09 (triangle)                   6,000                6,255

Total Preferred Shares (Cost  $6,000)                                     6,255



Total Investments in Securities
100.5% of Net Assets
(Cost  $1,112,779)                                                   $1,115,448


Futures Contracts

                                 Contract     Unrealized
                                 Expiration   Value         Gain (Loss)
                                 ----------   ----------    -----------
                                                    In thousands

Short, 100 ten year
U.S. Treasury contracts,
$210,000 par of 8.75%
Michigan Hosp. Fin. Auth.
bonds pledged as
initial margin                   6/02         $  (10,592)   $       (1)

Short, 50 ten year U.S.
Treasury contracts,$125,000
par of 8.50% Delaware
Economic Dev. Auth. bonds
pledged as initial
margin                          6/02          $   (5,296)   $      (11)


Net payments (receipts)
of variation margin
to date                                                             53

Variation margin
receivable (payable)
on open futures contracts                                                    41

Other Assets Less Liabilities                                            (5,919)

NET ASSETS                                                           $1,109,570
                                                                     ----------



                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Net Assets Consist of:

Undistributed net investment income (loss)                           $    1,730

Undistributed net realized gain (loss)                                  (33,137)

Net unrealized gain (loss)                                                2,657

Paid-in-capital applicable
to 96,514,129 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                            1,138,320

NET ASSETS                                                           $1,109,570
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    11.50
                                                                     ----------

*        Non-income producing

(triangle)  Interest subject to alternative minimum tax

         !  Used in determining portfolio maturity

         + Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at year-end amounts to $12,180 and represents 1.1% of net assets

      144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $12,169 and represents 1.1% of net assets

     AMBAC  AMBAC Indemnity Corp.

       CDA  Community Development Administration

       COP  Certificates of Participation

      FGIC  Financial Guaranty Insurance Company

       FHA  Federal Housing Authority

       FSA  Financial Security Assurance Corp.

        GO  General Obligation

       HDA  Housing Development Authority

      HEFA  Health & Educational Facility Authority

       HFA  Health Facility Authority

       HFC  Housing Finance Corp.

      HFFA  Health Facility Financing Authority

     HHEFA  Health & Higher Educational Facility Authority

       IDA  Industrial Development Authority/Agency

       IDB  Industrial Development Bond

       IDC  Industrial Development Corp.

       IDR  Industrial Development Revenue

      MBIA  Municipal Bond Investors Assurance Corp.

       PCR  Pollution Control Revenue

       PFA  Public Facility Authority

      VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02

Investment Income (Loss)

Interest income                                            $   71,430

Expenses

  Investment management                                         6,882

  Shareholder servicing                                           674

  Custody and accounting                                          210

  Legal and audit                                                  57

  Prospectus and shareholder reports                               49

  Registration                                                     39

  Directors                                                        19

  Proxy and annual meeting                                          6

  Miscellaneous                                                     7

  Total expenses                                                7,943

  Expenses paid indirectly                                        (11)

  Net expenses                                                  7,932

Net investment income (loss)                                   63,498


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   (3,740)

  Futures                                                        (249)

  Net realized gain (loss)                                     (3,989)


Change in net unrealized gain (loss)

  Securities                                                   (3,033)

  Futures                                                          51

  Change in net unrealized gain (loss)                         (2,982)

Net realized and
  unrealized gain (loss)                                       (6,971)

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $   56,527
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        63,498      $        63,509

  Net realized gain (loss)                          (3,989)              (6,746)

  Change in net unrealized
  gain (loss)                                       (2,982)              40,122

  Increase (decrease)
  in net assets
  from operations                                   56,527               96,885


Distributions to shareholders

  Net investment income                            (63,050)             (63,555)

Capital share transactions *

  Shares sold                                      165,312              143,291

  Distributions reinvested                          41,742               42,539

  Shares redeemed                                 (186,047)            (204,066)

  Increase (decrease) in net assets
  from capital share transactions                   21,007              (18,236)


Net Assets

  Increase (decrease) during period                 14,484               15,094

  Beginning of period                            1,095,086            1,079,992

  End of period                            $     1,109,570      $     1,095,086
                                           -------------------------------------


*Share information

  Shares sold                                       14,276               12,583

  Distributions reinvested                           3,606                3,734

  Shares redeemed                                  (16,085)             (17,963)

  Increase (decrease) in shares
  outstanding                                        1,797               (1,646)


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
                                                               February 28, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide-Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the fund recognized market discount at time of disposition as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $1,201,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended February 28, 2002, the effect of this change was to increase net investment income by $448,000 ($0.005 per share), decrease net realized gain/loss on securities by $297,000 ($0.003 per share), and decrease net unrealized gain/loss on securities by $151,000 ($0.002 per share). This change had no effect on the fund's net assets or total return.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At February 28, 2002, approximately 33.7% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts During the year ended February 28, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $364,121,000 and $350,579,000, respectively, for the year ended February 28, 2002.



NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the year ended February 28, 2002 totaled $63,050,000 and were characterized as tax-exempt income for tax purposes. At February 28, 2002, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $54,190,000

Unrealized depreciation                                    (53,081,000)

Net unrealized
appreciation (depreciation)                                  1,109,000

Undistributed tax-exempt income                                698,000

Capital loss carryforwards                                 (30,557,000)

Distributable earnings                                     (28,750,000)

Paid-in capital                                           1,138,320,000

Net assets                                               $1,109,570,000


Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. For the year ended February 28, 2002, $2,321,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, amortization of $1,352,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes, at February 28, 2002. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of February 28, 2002, the fund has $13,145,000 of capital loss carryforwards that expire in 2008, $15,713,000 that expire in 2009, and $1,699,000 that expire in 2010.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $ (124,000)

Undistributed net realized gain                               124,000


At February 28, 2002, the cost of investments for federal income tax purposes was $1,114,327,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $523,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $647,000 for the year ended February 28, 2002, of which $55,000 was payable at period end.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors and Shareholders of T. Rowe Price Tax-Free High Yield Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Free High Yield Fund, Inc. ("the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2002



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 2/28/02
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $63,142,000 which qualified as exempt-interest dividends.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.



ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------


T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans



T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

Account information

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


FINANCIAL TOOLS AND CALCULATORS

College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.



T. Rowe Price College Planning
--------------------------------------------------------------------------------


College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Alaska Trust and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a child's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses (effective January 1, 2002).

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions (effective January 1, 2002). Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Planning Calculator. This Web-based application allows you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------


Advisory Services

If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Portfolio Spotlight. This powerful tool provides you with a clear picture of how all your investments fit together. After you provide the number of shares or dollar values of your stock, mutual fund, and annuity holdings, Portfolio Spotlight will show you a detailed summary of your current holdings by sector and asset class.

Minimum Required Distribution (MRD) Guide. This guide discusses the potential effects of your MRD elections on your income, and includes a worksheet to help you make the MRD selections most appropriate for your retirement goals.



T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

Margins and Options Trading for qualified investors.

Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


*    $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

F59-050  2/28/02